Consolidated Statements of Partners' Equity - USD ($) $ in Thousands	Series A Preferred	Series B Preferred	Common	General Partner	Total
Balance at the beginning at Dec. 31, 2020	$ 73,216	$ 53,498	$ 209,784	$ (5)	$ 336,493
Balance at the beginning (shares) at Dec. 31, 2020	3,000,000	2,200,000	35,612,580	35,526
Net income	$ 6,750	$ 4,813	$ 41,656	$ 41	53,260
Issuance of common stock, net of issuance costs (Note 8)			$ 3,294		$ 3,294
Issuance of common stock, net of issuance costs (Note 8) (shares)			1,189,667		1,189,667
Distributions declared and paid (preferred units) (Note 8)	(6,750)	(4,813)			$ (11,563)
Balance at the end at Dec. 31, 2021	$ 73,216	$ 53,498	$ 254,734	$ 36	381,484
Balance at the end (shares) at Dec. 31, 2021	3,000,000	2,200,000	36,802,247	35,526
Net income	$ 6,750	$ 4,813	$ 42,405	$ 42	54,010
Distributions declared and paid (preferred units) (Note 8)	(6,750)	(4,813)			(11,563)
Balance at the end at Dec. 31, 2022	$ 73,216	$ 53,498	$ 297,139	$ 78	423,931
Balance at the end (shares) at Dec. 31, 2022	3,000,000	2,200,000	36,802,247	35,526
Net income	$ 6,750	$ 4,813	$ 24,285	$ 24	35,872
Distributions declared and paid (preferred units) (Note 8)	(6,750)	(4,813)			(11,563)
Balance at the end at Dec. 31, 2023	$ 73,216	$ 53,498	$ 321,424	$ 102	$ 448,240
Balance at the end (shares) at Dec. 31, 2023	3,000,000	2,200,000	36,802,247	35,526